LOANS - Investment in Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Current balance	$ 41,627	$ 47,970	$ 56,873
Contractual Principal Balance	47,857	53,930
Allowance for loan and lease losses	779	1,324
Average Recorded Investment	51,846	51,548	60,310
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	1,147	961
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	98	290
Total interest included in income	1,245	1,251	1,157
Commercial
Financing Receivable, Impaired [Line Items]
Current balance	7,331	13,203
Contractual Principal Balance	8,629	13,784
Allowance for loan and lease losses	169	550
Average Recorded Investment	14,371	14,717	11,877
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	280	309
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	28	37	26
Total interest included in income	308	346	284
Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	82	195
Contractual Principal Balance	82	195
Allowance for loan and lease losses	0	0
Average Recorded Investment	112	364	24
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	4	3
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	8	0
Total interest included in income	4	11	0
Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	29	0
Contractual Principal Balance	60	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	601	0	150
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	1	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Total interest included in income	1	0	0
Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	21,542	20,460
Contractual Principal Balance	23,957	22,909
Allowance for loan and lease losses	448	593
Average Recorded Investment	23,569	22,044	32,291
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	563	357
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	40	211	213
Total interest included in income	603	568	557
Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	7,932	9,601
Contractual Principal Balance	9,208	10,837
Allowance for loan and lease losses	160	179
Average Recorded Investment	8,728	9,126	9,839
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	196	199
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	26	30	40
Total interest included in income	222	229	224
Home equity
Financing Receivable, Impaired [Line Items]
Current balance	4,456	4,074
Contractual Principal Balance	5,499	5,602
Allowance for loan and lease losses	2	2
Average Recorded Investment	4,133	4,931	5,749
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	99	86
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	4	4	3
Total interest included in income	103	90	85
Installment
Financing Receivable, Impaired [Line Items]
Current balance	255	437
Contractual Principal Balance	422	603
Allowance for loan and lease losses	0	0
Average Recorded Investment	332	366	380
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	4	7
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Total interest included in income	4	7	7
Impaired Financing Receivables With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Current balance	4,444	10,587
Contractual Principal Balance	4,452	10,638
Allowance for loan and lease losses	779	1,324
Average Recorded Investment	5,051	10,579	16,134
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			282
Loans with no related allowance recorded [member]
Financing Receivable, Impaired [Line Items]
Current balance	37,183	37,383
Contractual Principal Balance	43,405	43,292
Allowance for loan and lease losses	0	0
Average Recorded Investment	46,795	40,969	44,176
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			875
Loans with no related allowance recorded [member] | Commercial
Financing Receivable, Impaired [Line Items]
Current balance	7,162	12,134
Contractual Principal Balance	8,460	12,713
Allowance for loan and lease losses	0	0
Average Recorded Investment	13,167	13,619	10,468
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			258
Loans with no related allowance recorded [member] | Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	82	195
Contractual Principal Balance	82	195
Allowance for loan and lease losses	0	0
Average Recorded Investment	112	150	24
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			0
Loans with no related allowance recorded [member] | Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	29	0
Contractual Principal Balance	60	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	601	0	150
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			0
Loans with no related allowance recorded [member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	18,423	12,232
Contractual Principal Balance	20,837	14,632
Allowance for loan and lease losses	0	0
Average Recorded Investment	20,935	14,252	19,363
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			344
Loans with no related allowance recorded [member] | Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	6,876	8,412
Contractual Principal Balance	8,145	9,648
Allowance for loan and lease losses	0	0
Average Recorded Investment	7,616	7,752	8,143
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			184
Loans with no related allowance recorded [member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	4,356	3,973
Contractual Principal Balance	5,399	5,501
Allowance for loan and lease losses	0	0
Average Recorded Investment	4,032	4,830	5,648
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			82
Loans with no related allowance recorded [member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	255	437
Contractual Principal Balance	422	603
Allowance for loan and lease losses	0	0
Average Recorded Investment	332	366	380
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			7
Impaired Financing Receivables With Related Allowance [Member] | Commercial
Financing Receivable, Impaired [Line Items]
Current balance	169	1,069
Contractual Principal Balance	169	1,071
Allowance for loan and lease losses	169	550
Average Recorded Investment	1,204	1,098	1,409
Impaired Financing Receivables With Related Allowance [Member] | Lease financing
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	0	214	0
Impaired Financing Receivables With Related Allowance [Member] | Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	0	0	0
Impaired Financing Receivables With Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance	3,119	8,228
Contractual Principal Balance	3,120	8,277
Allowance for loan and lease losses	448	593
Average Recorded Investment	2,634	7,792	12,928
Impaired Financing Receivables With Related Allowance [Member] | Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance	1,056	1,189
Contractual Principal Balance	1,063	1,189
Allowance for loan and lease losses	160	179
Average Recorded Investment	1,112	1,374	1,696
Impaired Financing Receivables With Related Allowance [Member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	100	101
Contractual Principal Balance	100	101
Allowance for loan and lease losses	2	2
Average Recorded Investment	101	101	101
Impaired Financing Receivables With Related Allowance [Member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Allowance for loan and lease losses	0	0
Average Recorded Investment	$ 0	$ 0	$ 0